UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017

13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:


  /s/ Greg Jakubowsky              New York, NY               August 13, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:    128

Form 13F Information Table Value Total: $ 1,190,386
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

1         028-10748                     Oppenheimer Asset Management Inc.
----      -------------------           ---------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHR     VOTING AUTHORITY
        ISSUER NAME            TITLE OF CLASS   CUSIP       (X$1,000)  PRN AMT   PRN CALL  DISCRETION    MGRS  SOLE      SHARED NONE
APPLE COMPUTER INC             COM              037833100      5,760      47,200 SH        SOLE                   47,200
APPLE COMPUTER INC             COM              037833100     34,446     282,250 SH        SHARED-OTHER  1       282,250
ARM HLDGS PLC                  SPONSORED ADR    042068106      6,264     715,855 SH        SOLE                  715,855
ARM HLDGS PLC                  SPONSORED ADR    042068106     33,532   3,832,231 SH        SHARED-OTHER  1     3,832,231
ABB LTD                        SPONSORED ADR    000375204      2,331     103,140 SH        SOLE                  103,140
ABB LTD                        SPONSORED ADR    000375204     18,629     824,310 SH        SHARED-OTHER  1       824,310
ALTERA CORP                    COM              021441100      2,114      95,510 SH        SOLE                   95,510
ALTERA CORP                    COM              021441100     12,165     549,699 SH        SHARED-OTHER  1       549,699
ATHEROS COMMUNICATIONS INC     COM              04713P408        471      15,280 SH        SOLE                   15,280
ATHEROS COMMUNICATIONS INC     COM              04713P408      2,613      84,720 SH        SHARED-OTHER  1        84,720
BEA SYS INC                    COM              073325102        444      32,430 SH        SOLE                   32,430
BEA SYS INC                    COM              073325102      3,663     267,570 SH        SHARED-OTHER  1       267,570
BUSINESS OBJECTS SA            SPONSORED ADR    12328X107      2,135      54,970 SH        SOLE                   54,970
BUSINESS OBJECTS SA            SPONSORED ADR    12328X107     12,935     333,030 SH        SHARED-OTHER  1       333,030
BISYS GROUP INC                COM              055472104      2,573     217,480 SH        SOLE                  217,480
BISYS GROUP INC                COM              055472104     20,705   1,750,250 SH        SHARED-OTHER  1     1,750,250
CIRRUS LOGIC INC               COM              172755100        796      95,880 SH        SOLE                   95,880
CIRRUS LOGIC INC               COM              172755100      6,405     771,680 SH        SHARED-OTHER  1       771,680
CAVIUM NETWORKS INC            COM              14965A101      1,815      80,247 SH        SOLE                   80,247
CAVIUM NETWORKS INC            COM              14965A101     10,852     479,743 SH        SHARED-OTHER  1       479,743
CONCUR TECHNOLOGIES INC        COM              206708109        618      27,060 SH        SOLE                   27,060
CONCUR TECHNOLOGIES INC        COM              206708109      5,094     222,940 SH        SHARED-OTHER  1       222,940
FOUNDRY NETWORKS INC           COM              292577103        887      53,240 SH        SOLE                   53,240
FOUNDRY NETWORKS INC           COM              35063R100      5,709     342,680 SH        SHARED-OTHER  1       342,680
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      1,144      22,660 SH        SOLE                   22,660
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      6,429     127,340 SH        SHARED-OTHER  1       127,340
FORMFACTOR INC                 COM              346375108        497      12,970 SH        SOLE                   12,970
FORMFACTOR INC                 COM              346375108      4,099     107,030 SH        SHARED-OTHER  1       107,030
GILEAD SCIENCES INC            COM              375558103      2,974      76,660 SH        SOLE                   76,660
GILEAD SCIENCES INC            COM              375558103     14,978     386,026 SH        SHARED-OTHER  1       386,026
GOOGLE INC                     CL A             38259P508      3,398       6,500 SH  CALL  SOLE                    6,500
GOOGLE INC                     CL A             38259P508     23,260      44,500 SH  CALL  SHARED-OTHER  1        44,500
CORNING INC                    COM              219350105      3,182     124,530 SH        SOLE                  124,530
CORNING INC                    COM              219350105     18,586     727,420 SH        SHARED-OTHER  1       727,420
HEWLETT PACKARD CO             COM              428236103      3,513      78,741 SH        SOLE                   78,741
HEWLETT PACKARD CO             COM              428236103     22,663     507,919 SH        SHARED-OTHER  1       507,919
INFORMATICA CORP               COM              45666Q102      2,585     175,050 SH        SOLE                  175,050
INFORMATICA CORP               COM              45666Q102     15,316   1,036,980 SH        SHARED-OTHER  1     1,036,980
IMCLONE SYS INC                COM              45245W109        573      16,200 SH  CALL  SOLE                   16,200
IMCLONE SYS INC                COM              45245W109      4,731     133,800 SH  CALL  SHARED-OTHER  1       133,800
I2 TECHNOLOGIES INC            COM NEW          465754208      1,135      60,890 SH        SOLE                   60,890
I2 TECHNOLOGIES INC            COM NEW          465754208      6,581     353,040 SH        SHARED-OTHER  1       353,040
INTERWOVEN INC                 COM NEW          46114T508      2,120     151,030 SH        SOLE                  151,030
INTERWOVEN INC                 COM NEW          46114T508      8,959     638,100 SH        SHARED-OTHER  1       638,100
LDK SOLAR CO LTD               COM              50183L107        695      22,190 SH        SOLE                   22,190
LDK SOLAR CO LTD               COM              50183L107      3,218     102,810 SH        SHARED-OTHER  1       102,810
LAWSON SOFTWARE INC NEW        COM              52078P102      2,565     259,390 SH        SOLE                  259,390
LAWSON SOFTWARE INC NEW        COM              52078P102     14,248   1,440,610 SH        SHARED-OTHER  1     1,440,610
MANHATTAN ASSOCS INC           COM              562750109      2,062      73,880 SH        SOLE                   73,880
MANHATTAN ASSOCS INC           COM              562750109     11,332     406,024 SH        SHARED-OTHER  1       406,024
MIPS TECHNOLOGIES INC          COM              604567107      1,593     181,240 SH        SOLE                  181,240
MIPS TECHNOLOGIES INC          COM              604567107      7,233     822,918 SH        SHARED-OTHER  1       822,918
MAXIM INTEGRATED PRODS INC     COM              57772K101      3,580     107,140 SH        SOLE                  107,140
MAXIM INTEGRATED PRODS INC     COM              57772K101     19,987     598,230 SH        SHARED-OTHER  1       598,230
MICROSOFT CORP                 COM              594918104      3,186     108,100 SH  PUT   SOLE                  108,100
MICROSOFT CORP                 COM              594918104     26,284     891,900 SH  PUT   SHARED-OTHER  1       891,900
NATIONAL CINEMEDIA INC         COM              635309107      3,817     136,290 SH        SOLE                  136,290
NATIONAL CINEMEDIA INC         COM              635309107     19,073     680,940 SH        SHARED-OTHER  1       680,940
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     25,471     535,100 SH  PUT   SOLE                  535,100
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    205,104   4,308,900 SH  PUT   SHARED-OTHER  1     4,308,900
NETLOGIC MICROSYSTEMS INC      COM              64118B100      1,188      37,310 SH        SOLE                   37,310
NETLOGIC MICROSYSTEMS INC      COM              64118B100      9,797     307,690 SH        SHARED-OTHER  1       307,690
NVIDIA CORP                    COM              67066G104      1,596      38,630 SH        SOLE                   38,630
NVIDIA CORP                    COM              67066G104     11,097     268,630 SH        SHARED-OTHER  1       268,630
ORACLE CORP                    COM              68388R958      1,899      96,330 SH        SOLE                   96,330
ORACLE CORP                    COM              68388R958     12,400     629,140 SH        SHARED-OTHER  1       629,140
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403        592      39,470 SH        SOLE                   39,470
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403      4,731     315,413 SH        SHARED-OTHER  1       315,413
ON SEMICONDUCTOR CORP          COM              682189105      4,683     436,850 SH        SOLE                  436,850
ON SEMICONDUCTOR CORP          COM              682189105     29,432   2,745,480 SH        SHARED-OTHER  1     2,745,480
OSI PHARMACEUTICALS INC        COM              671040103      1,271      35,110 SH        SOLE                   35,110
OSI PHARMACEUTICALS INC        COM              671040103     10,497     289,890 SH        SHARED-OTHER  1       289,890
QUALCOMM INC                   COM              747525103      4,065      93,690 SH        SOLE                   93,690
QUALCOMM INC                   COM              747525103     24,176     557,190 SH        SHARED-OTHER  1       557,190
QUEST SOFTWARE INC             COM              74834T103      1,754     108,330 SH        SOLE                  108,330
QUEST SOFTWARE INC             COM              74834T103      8,196     506,252 SH        SHARED-OTHER  1       506,252
RIGHTNOW TECHNOLOGIES INC      COM              76657R106        149       9,080 SH        SOLE                    9,080
RIGHTNOW TECHNOLOGIES INC      COM              76657R106        603      36,730 SH        SHARED-OTHER  1        36,730
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204      2,216      43,400 SH  PUT   SOLE                   43,400
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     18,212     356,600 SH  PUT   SHARED-OTHER  1       356,600
SINA CORP                      ORD              G81477104      5,508     131,580 SH        SOLE                  131,580
SINA CORP                      ORD              G81477104     31,565     754,065 SH        SHARED-OTHER  1       754,065
SATYAM COMPUTER SERVICES LTD   ADR              804098101      2,112      85,310 SH        SOLE                   85,310
SATYAM COMPUTER SERVICES LTD   ADR              804098101     12,003     484,790 SH        SHARED-OTHER  1       484,790
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203      5,463     176,220 SH        SOLE                  176,220
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203     35,653   1,150,103 SH        SHARED-OTHER  1     1,150,103
SANDISK CORP                   COM              80004C101      2,951      60,290 SH        SOLE                   60,290
SANDISK CORP                   COM              80004C101     24,316     496,850 SH        SHARED-OTHER  1       496,850
SANDISK CORP                   COM              80004C101      1,057      21,600 SH  CALL  SOLE                   21,600
SANDISK CORP                   COM              80004C101      8,731     178,400 SH  CALL  SHARED-OTHER  1       178,400
SPSS INC                       COM              78462K102      1,391      31,510 SH        SOLE                   31,510
SPSS INC                       COM              78462K102      7,715     174,779 SH        SHARED-OTHER  1       174,779
SYNAPTICS INC                  COM              87157D109      4,506     125,890 SH        SOLE                  125,890
SYNAPTICS INC                  COM              87157D109     30,343     847,818 SH        SHARED-OTHER  1       847,818
SYNTEL INC                     COM              87162H103      1,443      47,490 SH        SOLE                   47,490
SYNTEL INC                     COM              87162H103      7,724     254,170 SH        SHARED-OTHER  1       254,170
SBA COMMUNICATIONS CORP        COM              78388J106      2,757      82,090 SH        SOLE                   82,090
SBA COMMUNICATIONS CORP        COM              78388J106     16,010     476,630 SH        SHARED-OTHER  1       476,630
SOLECTRON CORP                 COM              834182107        895     243,190 SH        SOLE                  243,190
SOLECTRON CORP                 COM              834182107      7,385   2,006,810 SH        SHARED-OTHER  1     2,006,810
SAFEGUARD SCIENTIFICS INC      COM              786449108      1,725     613,900 SH        SOLE                  613,900
SAFEGUARD SCIENTIFICS INC      COM              786449108      6,909   2,458,800 SH        SHARED-OTHER  1     2,458,800
SIRENZA MICRODEVICES INC       COM              82966T106        290      24,440 SH        SOLE                   24,440
SIRENZA MICRODEVICES INC       COM              82966T106      2,392     201,480 SH        SHARED-OTHER  1       201,480
SEMTECH CORP                   COM              816850101        375      21,640 SH        SOLE                   21,640
SEMTECH CORP                   COM              816850101      3,091     178,360 SH        SHARED-OTHER  1       178,360
TRIMBLE NAVIGATION LTD         COM              896239100      1,585      49,210 SH        SOLE                   49,210
TRIMBLE NAVIGATION LTD         COM              896239100      9,269     287,860 SH        SHARED-OTHER  1       287,860
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      1,761     158,224 SH        SOLE                  158,224
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     10,415     935,723 SH        SHARED-OTHER  1       935,723
TALEO CORP                     CLA              87424N104      1,962      87,080 SH        SOLE                   87,080
TALEO CORP                     CLA              87424N104     11,815     524,390 SH        SHARED-OTHER  1       524,390
TESSERA TECHNOLOGIES INC       COM              88164L100      3,623      89,335 SH        SOLE                   89,335
TESSERA TECHNOLOGIES INC       COM              88164L100     21,237     523,722 SH        SHARED-OTHER  1       523,722
TELLABS INC                    COM              879664100        581      54,000 SH  PUT   SOLE                   54,000
TELLABS INC                    COM              879664100      4,799     446,000 SH  PUT   SHARED-OTHER  1       446,000
T-HQ INC                       COM NEW          874039100      2,419      79,249 SH        SOLE                   79,249
T-HQ INC                       COM NEW          872443403     15,419     505,206 SH        SHARED-OTHER  1       505,206
TEXAS INSTRS INC               COM              882508104        623      16,560 SH        SOLE                   16,560
TEXAS INSTRS INC               COM              882508104      5,018     133,350 SH        SHARED-OTHER  1       133,350
VOLTERRA SEMICONDUCTOR CORP    COM              928708106        692      48,730 SH        SOLE                   48,730
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      3,690     259,892 SH        SHARED-OTHER  1       259,892
WIND RIVER SYSTEMS INC         COM              973149107        261      23,770 SH        SOLE                   23,770
WIND RIVER SYSTEMS INC         COM              973149107      2,106     191,410 SH        SHARED-OTHER  1       191,410
XINHUA FIN MEDIA LITD          SPONSORED ADR    983982109      3,344     403,910 SH        SOLE                  403,910
XINHUA FIN MEDIA LITD          SPONSORED ADR    983982109     15,286   1,846,090 SH        SHARED-OTHER  1     1,846,090
YAHOO INC                      COM              984332106      2,394      88,230 SH        SOLE                   88,230
YAHOO INC                      COM              984332106     10,096     372,150 SH        SHARED-OTHER  1       372,150

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